Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents [Text Block]

7. Cash and cash equivalents

	December 31, 2024	December 31, 2023
	$	$
Cash held in banks	23,454	15,827
Short‐term investments	82,321	39,443
Cash and cash equivalents	105,775	55,270

The Company's short‐term investments are held with highly rated Canadian financial institutions. The weighted average interest rate earned on short-term investments at December 31, 2024 was approximately 4.0% (as at December 31, 2023 - 5.5%).